United States
Securities and Exchange Commission
Washington, D.C.  20549

Form 13F

Form 13F cover page


Report for the Calendar Year or Quarter Ended: September 30, 2000
Check here if Amendment [ X ]; Amendment Number: 1
This Amendment (check only one): 	[X  ] is a restatement.
					[   ] adds new holding entries.


Institutional Investment Manager Filing this Report:

Name:		Salem Capital Management
Address:	200 Unicorn Park Drive
		Woburn, MA  01801

Form 13F File Number:	28-03625

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting Manager:

Name:		Helene C. Brodette
Title:		Systems Manager
Phone:		781-932-9005
Signature, Place, and Date of Signing

/s/ Helene C. Brodette	Woburn, MA	August 14, 2008

Report Type (check only one):

[ X ]	13F Holdings Report

[   ]	13F Notice

[   ]	13f combination report

Form 13F summary page


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	93

Form 13F Information Table Value Total:	127743 (X$1000)



List of Other Included Managers:  NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
- ------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- ------
Fleetwood Cap CV PFD           PFD CV           339072407      715    22700 SH       SOLE                    15700             14500
Nuevo Financing CV PFD A       PFD CV           670511203      393    14250 SH       SOLE                     9850              4400
USX CV PFD A                   PFD CV           902905819      893    25100 SH       SOLE                    14600             17100
Western Gas CV PFD             PFD CV           958259301     1220    32200 SH       SOLE                    20200             21000
AGL Resources Inc.             COM              001204106     1812    90300 SH       SOLE                    28400             74900
Abbott Laboratories            COM              002824100     2452    51550 SH       SOLE                    23900             33650
Affiliated Managers Grp        COM              008252108      205     3600 SH       SOLE                                       3600
Agilent Technologies           COM              00846U101      467     9552 SH       SOLE                     3658              6847
Allegheny Energy               COM              017361106     1081    28300 SH       SOLE                     6000             22300
American Express               COM              025816109     5516    90793 SH       SOLE                    27700             71593
American Home Prods.           COM              026609107      255     4500 SH       SOLE                                       4500
American Int'l Group           COM              026874107     3035    31715 SH       SOLE                     9406             22309
American Tower Systems         COM              029912201     3117    82700 SH       SOLE                    23000             59700
Amgen                          COM              031162100      309     4430 SH       SOLE                      500              3930
Anadarko Pete                  COM              032511107     1973    29681 SH       SOLE                     6600             23081
Analog Devices                 COM              032654105      659     7984 SH       SOLE                                       7984
Andover Bancorp Inc.           COM              034258103      738    24200 SH       SOLE                     5200             19000
Apache                         COM              037411105     2359    39900 SH       SOLE                    11800             28100
Automatic Data Proc            COM              053015103      582     8700 SH       SOLE                                       8700
AvalonBay REIT                 COM              053484101     3173    66546 SH       SOLE                    23096             50364
BP Amoco PLC ADR               COM              055622104      629    11872 SH       SOLE                     5394              6478
BellSouth                      COM              079860102      648    16092 SH       SOLE                     5000             11092
Beringer Wine Estates          COM              084102102      937    16800 SH       SOLE                    10000              6800
Berkshire Hathaway CL B        COM              084670207      476      230 SH       SOLE                       42               188
BestFoods                      COM              08658U101      291     4000 SH       SOLE                                       4000
Boston Properties              COM              101121101      938    21850 SH       SOLE                     7700             20150
Cabot Corp                     COM              127055101     1564    49350 SH       SOLE                    12900             36450
Carter Wallace                 COM              146285101      882    36100 SH       SOLE                    10500             25600
Chase Manhattan                COM              16161A108      568    12300 SH       SOLE                     3000              9300
Chateau Communities            COM              161726104     1294    48264 SH       SOLE                    18400             37864
Chevron                        COM              166751107      237     2780 SH       SOLE                      800              1980
Cintas Corp                    COM              172908105     1060    24325 SH       SOLE                                      24325
Cisco Systems                  COM              17275R102      851    15400 SH       SOLE                     3800             11600
Citigroup                      COM              172967101      595    11000 SH       SOLE                     6266              4734
Clear Channel                  COM              184502102      621    11000 SH       SOLE                     1600              9400
Comcast CL A                   COM              200300101      852    20950 SH       SOLE                     3800             17150
Comcast CL A SPL               COM              200300200      731    17850 SH       SOLE                     3800             14050
Constellation Energy Group     COM              210371100      336     6750 SH       SOLE                                       6750
Cox Communications             COM              224044107     1488    38900 SH       SOLE                    10000             28900
Crown Castle Int'l             COM              228227104     1763    56750 SH       SOLE                    14900             41850
Devon Energy                   COM              251799102     3011    50053 SH       SOLE                    13039             37014
Diebold Inc.                   COM              253651103     2144    80700 SH       SOLE                    28000             62700
DuPont                         COM              263534109     2366    57090 SH       SOLE                    15000             46590
Duke-Weeks Realty              COM              264411505     1507    62450 SH       SOLE                    23250             48200
EMC Corp.                      COM              268648102      942     9500 SH       SOLE                     2800              6700
EOG Resources, Inc.            COM              26875P101     4735   121800 SH       SOLE                    37400             96400
Energy East Corp.              COM              29266M109      563    24866 SH       SOLE                     3094             21772
Exxon Mobil                    COM              30231G102      835     9372 SH       SOLE                                       9372
Fleet Boston Fin'l             COM              339030108      205     5253 SH       SOLE                                       5253
Ford Motor Company             COM              345370860     1802    71177 SH       SOLE                    26995             56244
Furniture Brands               COM              360921100     1318    79300 SH       SOLE                    29500             58800
General Electric               COM              369604103     5878   101896 SH       SOLE                    33800             68096
General Mills                  COM              370334104      711    20024 SH       SOLE                     4906             15118
Gillette                       COM              375766102     2589    83850 SH       SOLE                    24600             67250
HSB Group Inc.                 COM              40428N109      522    13000 SH       SOLE                     2000             11000
Halliburton Co.                COM              406216101     2107    43050 SH       SOLE                    21300             29750
Haverty Furniture              COM              419596101     2983   272700 SH       SOLE                    82100            212600
Hewlett-Packard                COM              428236103     2616    26970 SH       SOLE                    11000             18470
Home Depot Inc.                COM              437076102     2433    45860 SH       SOLE                    10450             35410
Honeywell Int'l                COM              438516106     2320    65135 SH       SOLE                    23500             48635
Int'l Bus Machines             COM              459200101      744     6612 SH       SOLE                     2000              4612
Intel                          COM              458140100      963    23160 SH       SOLE                     2800             20360
Johnson & Johnson              COM              478160104     1109    11804 SH       SOLE                     4500              7304
Kimberly-Clark                 COM              494368103     2216    39700 SH       SOLE                    13000             31700
Laclede Gas Co.                COM              505588103      692    32000 SH       SOLE                    18000             26000
Lafarge                        COM              505862102     1270    58400 SH       SOLE                    27700             42700
Marsh & McLennan               COM              571748102      206     1550 SH       SOLE                                       1550
Massbank                       COM              576152102      466    16099 SH       SOLE                     4333             11766
Medtronic Inc.                 COM              585055106      642    12400 SH       SOLE                     1000             11400
Merck & Co.                    COM              589331107     2371    31847 SH       SOLE                    11120             20727
Microsoft                      COM              594918104     1673    27740 SH       SOLE                     4800             22940
Mitchell Energy & Dev          COM              606592202     2937    63000 SH       SOLE                    21800             54200
Northeast Utilities            COM              664397106     1232    56826 SH       SOLE                     2310             54516
Nthwest Natural Gas            COM              667655104     1432    62950 SH       SOLE                    19700             53250
Paychex Inc                    COM              704326107     2120    40386 SH       SOLE                     3937             36449
Pfizer Inc.                    COM              717081103     1778    39575 SH       SOLE                    15925             23650
Pharmacia Corp.                COM              716941109      305     5070 SH       SOLE                     3570              1500
Questar Corp.                  COM              748356102     3043   109400 SH       SOLE                    29500             93900
Regions Financial              COM              758940100     2035    89690 SH       SOLE                    32270             72720
SBC Communications             COM              78387G103      314     6288 SH       SOLE                                       6288
SCANA Corp                     COM              80589M102      908    29406 SH       SOLE                    10475             24610
Schering Plough                COM              806605101      393     8462 SH       SOLE                                       8462
Schlumberger Ltd               COM              806857108     1189    14450 SH       SOLE                     3400             11050
Sun Microsystems               COM              866810104      369     3160 SH       SOLE                                       3160
Sysco                          COM              871829107      626    13520 SH       SOLE                     2000             11520
The Allstate Corp.             COM              020002101     1144    32928 SH       SOLE                    12900             27028
The Dun & Bradstreet Corp.     COM              26483B106     1737    50450 SH       SOLE                    20200             39550
Time Warner                    COM              887315109      435     5560 SH       SOLE                     1560              4000
Tribune Co.                    COM              896047107      279     6400 SH       SOLE                     3000              3400
Verizon Communications         COM              92343V104      924    19084 SH       SOLE                     3202             15882
Washington Gas LT              COM              938837101      978    36400 SH       SOLE                    11400             35000
Int'l Business Mach            COM              459200101     1543    13715 SH       SOLE                    13715
Warren Bancorp Inc.            COM              934710104      368    46000 SH       SOLE                                      46000